INCOME TAXES (Schedule of Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
PRC statutory income tax rate	25.00%	25.00%	25.00%
Impact of different tax rates in other jurisdictions	(2.10%)	(5.30%)	76.70%
Research and development bonus deduction	0.80%	1.40%	(34.70%)
Non-deductible selling, general and administrative expenses
Non-deductible expenses	(1.30%)	(1.40%)	62.70%
Preferential tax rates	(10.80%)	(0.30%)	(199.90%)
Change of tax rates	(2.20%)	0.00%	0.00%
Change in valuation allowance	(5.60%)	(14.30%)	170.80%
Withholding tax		(4.30%)
Actual income tax expense	3.80%	0.80%	100.60%